Signigicant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table) (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Charterer A [Member]
Major customer percentage	14.00%	12.00%	13.00%
Charterer B [Member]
Major customer percentage	11.00%	9.00%	11.00%
Charterer C [Member]
Major customer percentage	8.00%	9.00%	10.00%